Description of Organization and Business Operations - Additional Information (Detail) - USD ($)									3 Months Ended	9 Months Ended
	Sep. 30, 2021	Jul. 12, 2021	Dec. 11, 2020	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Oct. 13, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares	309							309
Class A common stock subject to possible redemption								$ 167,441,000	$ 203,747,000
CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation									Oct. 13, 2020	Oct. 13, 2020
Proceeds from related party debt							$ 25,000		$ 240,416	$ 3,000,000
Sale of stock issue price per share						$ 0.01
Proceeds from initial public offering			$ 402,500,000						402,500,000
Proceeds from issuance of warrants									11,050,000
Payment to acquire restricted investments			402,500,000						$ 402,500,000
Allocation of proceeds from common stock and warrant			$ 413,550,000
Term of restricted investments									185 days	185 days
Percentage of public shares due for redemption in case business combination is not consummated	100.00%								100.00%	100.00%
Minimum fair market value of assets of acquire as percentage of assets in the trust account	80.00%								80.00%	80.00%
Minimum per share amount to be maintained in the trust account	$ 10.00								$ 10.00	$ 10.00
Minimum net worth to effect business combination	$ 5,000,001								$ 5,000,001	$ 5,000,001
Threshold period for redemption of public shares post the cut off time for completion of business combination									10 days	10 days
Estimated expenses payable for dissolution	100,000								$ 100,000	$ 100,000
Fair value of alignment shares		$ 110,000,000
Class A common stock subject to possible redemption	$ 402,519,359								$ 402,501,008	$ 402,519,359
CBRE Acquisition Holdings Inc [Member] | PIPE Subscription Agreement [Member] | Purchase Commitment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of common stock		70,000,000.0
Proceeds from additional issuance of common stock		$ 150,000,000.0
CBRE Acquisition Holdings Inc [Member] | Altus [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of business acquisition		Jul. 12, 2021
Preferred stock redemption amount		$ 275,000,000
CBRE Acquisition Holdings Inc [Member] | PIPE Shares [Member] | PIPE Subscription Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of business acquisition		Jul. 12, 2021
CBRE Acquisition Holdings Inc [Member] | Redemption Period One [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Period within which public shares shall be redeemed in case business combination does not occur									24 months	24 months
CBRE Acquisition Holdings Inc [Member] | Redemption Period Two [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Period within which public shares shall be redeemed in case business combination does not occur									27 months	27 months
CBRE Acquisition Holdings Inc [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period shares			10,062,500
Securities sold during the year units			40,250,000
CBRE Acquisition Holdings Inc [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants			$ 11,050,000
Class of warrants or rights issued during the period shares			7,366,667
Class of warrants or rights issued during the period price per warrant			$ 1.50
CBRE Acquisition Holdings Inc [Member] | Private Placement Warrants [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period shares			1,312,500
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share			$ 0.0001
Percentage of common stock issued for conversion		8.50%
Common stock increased percentage, issued for conversion		9.50%
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | PIPE Subscription Agreement [Member] | Purchase Commitment [Member] | Chief Executive Officer And Director [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of common stock		$ 1,000,000.0
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class A common stock subject to possible redemption		1,000,000.0
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | Altus [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period value, business combination		$ 900,000,000
Business combination, share price		$ 10
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | PIPE Shares [Member] | PIPE Subscription Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, share price		$ 10.00
Business combination aggregate shares of common stock		27,500,000
Business combination, purchase price		$ 275,000,000.0
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares			5,250,000
Class of warrants or rights issued during the period shares			1,312,500
CBRE Acquisition Holdings Inc [Member] | Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares			40,250,000
CBRE Acquisition Holdings Inc [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share	$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001
Common stock terms of conversion		the PubCo Charter caps the total number of shares of Class A common stock that may be issued in such conversion to 8.5% of the total number of issued and outstanding shares of Class A common stock on the closing date of the transactions contemplated by the Business Combination Agreement except that if there are more than $100 million in outstanding redemptions of shares of the Company’s Class A common stock in connection therewith, the 8.5% cap in the foregoing calculation will be increased to 9.5%. Contemporaneously with the execution of the Business Combination Agreement, the holders of Class B common stock will surrender 30% of the shares of Class B common stock held by such holder.
Conversion of common stock shares surrendered percentage		30.00%
CBRE Acquisition Holdings Inc [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of warrants				$ 11,050,000
Class of warrants or rights issued during the period shares				7,366,667
Class of warrants or rights issued during the period price per warrant				$ 1.50
CBRE Acquisition Holdings Inc [Member] | Sponsor [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period shares share based compensation gross						2,300,000
Stock issued during period value share based compensation gross						$ 25,000
Stock issued during period shares share based compensation forfeited					287,500
Shares transferred to directors officers					201,250
Sale of stock issue price per share						$ 0.01